FINANCIAL RISK FACTORS	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK FACTORS
FINANCIAL RISK FACTORS

19. FINANCIAL RISK FACTORS

(a) Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Corporation.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits from the asset’s highest and best use or by selling it to another market participant that would utilize the asset in its highest and best use.

The Corporation uses valuation techniques that are considered to be appropriate in the circumstances and for which there is sufficient data with unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy. This is described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 inputs are quoted prices in active markets for identical assets or liabilities at the measurement date.
•

Level 2 inputs are observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability that reflect the reporting entity’s own assumptions and are not based on observable market data.

The hierarchy used to fair value the financial instruments as of December 31, 2020 and 2019 were as follows:

•	Level 1: Cash and cash equivalents, deposits, and warrant liability
•	Level 2: None
•	Level 3: Make-whole provisions and contingent consideration issued as purchase consideration relating to business combinations

There were no transfers between levels in the hierarchy. For financial assets and liabilities not measured at fair value, their carrying value is considered to approximate fair value due to their market terms.

Financial assets	Carrying values
December 31, 2020	FVTPL	AC	Total
Cash and cash equivalents	$127,238,165	$–	$127,238,165
Deposits	1,562,493	–	1,562,493
Accounts receivable	–	3,464,401	3,464,401
	$128,800,658	$3,464,401	$132,265,059
December 31, 2019
Cash and cash equivalents	$8,403,196	$–	$8,403,196
Deposits	740,666	–	740,666
Accounts receivable	–	2,621,239	2,621,239
	$9,143,862	$2,621,239	$11,765,101

Financial liabilities	Carrying values
December 31, 2020	FVTPL	AC	Total
Warrant liability	$151,949,611	$–	$151,949,611
Contingent consideration	22,961,412	–	22,961,412
Trade payables	–	8,899,786	8,899,786
Accrued liabilities	–	8,706,813	8,706,813
Accrued interest payable	–	3,301,155	3,301,155
Purchase consideration payable	–	9,053,057	9,053,057
Debts payable	–	165,885,544	165,885,544
	$174,911,023	$195,846,355	$370,757,378

December 31, 2019
Warrant liability	$36,874,124	$–	$36,874,124
Contingent consideration	22,656,980	–	22,656,980
Make-whole provision	3,540,803	–	3,540,803
Trade payables	–	6,806,053	6,806,053
Accrued liabilities	–	5,123,865	5,123,865
Accrued interest payable	–	815,662	815,662
Purchase consideration payable	6,290,897	6,290,897
Debts payable	–	43,995,661	43,995,661
	$63,071,907	$63,032,138	$126,104,045

The Corporation is exposed to credit risk, liquidity risk and interest rate risk. The Corporation’s management oversees the management of these risks. The Corporation`s management is supported by the members of the Board of Directors that advise on financial risks and the appropriate financial risk governance framework for the Corporation. The Corporation’s financial risk activities are governed by policies and procedures and financial risks are identified, measured and managed in accordance with the Corporation’s policies and the Corporation’s risk appetite.

The Corporation quantified the sensitivity of inputs in relation to the contingent consideration as of December 31, 2020 and 2019, and would expect the following effect on fair value in the event of changes to the discount rate:

			Value at period end
Significant assumption	Inputs	Sensitivity	December 31, 2020	December 31, 2019
Discount rate	10% (2020)	Increase 1%	$22,681,839	$22,169,349
	6.3% (2019)	Decrease 1%	23,247,053	23,161,325

(b) Credit Risk

Credit risk is the risk of unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments which potentially subject the Corporation to concentrations of credit risk consist of cash and cash equivalents, deposits and accounts receivable. To address its credit risk arising from cash and cash equivalents and deposits, the Corporation ensures to keep these balances with reputable financial institutions. The Corporation has not recorded an ECL as all amounts are considered to be recoverable and are immaterial. The Corporation is not significantly exposed to its accounts receivable due to its diversified customer base and a stringent collection policy. No ECL has been recorded by the Corporation as all receivables are expected to be collected. As of December 31, 2020 and 2019, the maximum amount exposed to credit risks was $130,702,566 and $11,024,435, respectively, including cash. The components of accounts receivable as of December 31, 2020 and 2019 were:

	0-30 days	31-90 days	Over 90 days	Total
Balance, as at December 31, 2020	$2,995,368	$469,033	$–	$3,464,401
Balance, as at December 31, 2019	2,456,226	115,808	49,205	2,621,239

(c) Liquidity Risk

Liquidity risk is the risk that the Corporation is unable to generate or obtain sufficient cash in a cost-effective manner to fund its obligations as they come due. The Corporation’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. The Corporation manages liquidity risk through maintaining sufficient funds on hand and continuously monitoring forecast and actual cash flows. Refer to Notes 9 and 12 for future lease and debt commitments. The Corporation has the following gross obligations as of December 31, 2020, which are expected to be payable in the following respective periods:

	Less than 1 year	1-5 years	> 5 years	Total
Trade payables and accrued liabilities	$17,606,599	$–	$–	$17,606,599
Lease obligations	4,307,052	16,593,868	41,707,890	62,608,810
Purchase consideration	9,053,057	–	–	9,053,057
Income tax payable	21,585,523	–	–	21,585,523
Debt Payable	8,644,633	54,867,766	–	63,512,399
Contingent consideration	–	27,500,000	–	27,500,000
Senior secured notes	–	110,000,000	–	110,000,000
Accrued interest payable	–	3,301,155	–	3,301,155
	$61,196,864	$212,262,789	$41,707,890	315,167,543

(d) Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Corporation is exposed to interest rate risk on its cash and cash equivalents and long-term debts. Cash and cash equivalents and deposits bear interest at market rates. The Corporation’s debts have fixed rates of interest. The Corporation does not use any derivative instruments to hedge against interest rate risk and believes that the change in interest rates will not have a significant impact on its financial results.

(e) Currency Risk

The operating results and financial position of the Corporation are reported in United States dollars. As the Corporation operates in an international environment, some of the Corporation’s financial instruments and transactions are denominated in currencies other than the United States dollar. The results of the Corporation’s operations are subject to currency transaction and translation risks.

As of December 31, 2020 and 2019, the Corporation had no hedging agreements in place with respect to foreign exchange rates. The Corporation has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time. The Corporation believes that a change in exchange rates will not have a significant impact on financial results. The Corporation performed a sensitivity analysis on the conversion rate applied to Canadian balances:

	Value at year end	Conversion		Effect on fair value, as at
	Dr (Cr.)	rate		December 31, 2020
Balance sheet account	CDN $		Sensitivity	$
Cash and cash equivalents	7,860,570	0.7824	Increase / Decrease 1%	61,501
Warrants	(194,209,626)	0.7824	Increase / Decrease 1%	(1,519,496)